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INCOME FUND OF AMERICA®
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Supplement [Text Block]	ck0000050013_SupplementTextBlock
The Income Fund of America® Prospectus Supplement March 31, 2018 (for prospectus dated October 1, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	INCOME FUND OF AMERICA®
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1. The second paragraph of the “Principal investment strategies” section of the prospectus is amended in its entirety to read as follows:

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 30% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

Keep this supplement with your prospectus.